February 2003

Dear Shareholder:

As you will note in this report, the Ameritor Investment Fund had a negative return over the past six months. This performance was a reflection of the recent general trend of the stock market. For the past year, however, the performance of the fund's investments (before fees and expenses) did surpass the corresponding indices.

We are hopeful, regardless of the sluggish economy, that a more favorable performance will be accomplished in the coming year with the assistance of the adviser's professional and experienced consultant, Paul Dietrich of Nye, Parnell & Emerson. Every effort will be made to increase the value of the portfolio to produce a positive return.

We shall endeavor to make your Fund an attractive investment and will continue working toward enhanced appreciation of your investments, lower costs and higher shareholder return in future years.

Sincerely,

/s/ Jerome Kinney

Jerome Kinney
President

                            AMERITOR INVESTMENT FUND
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)
                                                                       Value
                                                       Shares         (Note 1)
                                                     ----------      ----------
COMMON STOCK -                           71.02%

Construction                              4.41%
Masco Corp.                                               1,125      $   23,681
                                                                     ----------
             Total Construction                                          23,681
                                                                     ----------

Electronics -                             5.89%
Gentex Corporation (a)                                    1,000          31,640
                                                                     ----------
             Total Electronics                                           31,640
                                                                     ----------

Financial Services                        5.83%
AMBAC Financial Group                                       400          22,496
Concord EFS, Inc. (a)                                       563           8,862
                                                                     ----------
             Total Financial Services                                    31,358
                                                                     ----------

Food & Beverage                          14.31%
Pepsiamericas (a)                                         1,250          16,787
Pepsi Bottling Group                                      1,150          29,555
Starbucks Corporation (a)                                 1,500          30,570
                                                                     ----------
             Total Food & Beverage                                       76,912
                                                                     ----------

Insurance                                 4.11%
IPC Holdings (a)                                            700          22,078
                                                                     ----------
             Total Insurance                                             22,078
                                                                     ----------

Medical                                  12.29%
Biomet                                                      825          23,644
Chiron Corp. (a)                                            625          23,500
EON Labs, Inc. (a)                                        1,000          18,910
                                                                     ----------
             Total Medical                                               66,054
                                                                     ----------

Mining & Metals                           4.53%
Alcan, Inc.                                                 825          24,354
                                                                     ----------
             Total Mining & Metals                                       24,354
                                                                     ----------

Oil & Natural Gas                         6.15%
Burlington Resources                                        775          33,054
                                                                     ----------
             Total Oil & Natural Gas                                     33,054
                                                                     ----------

Pharmaceutical                            4.54%
Caremark RX , Inc. (a)                                    1,500          24,376
                                                                     ----------
             Total Pharmaceutical                                        24,376
                                                                     ----------

Restaurants                               4.02%
Ruby Tuesday, Inc.                                        1,250          21,612
                                                                     ----------
             Total Restaurants                                           21,612
                                                                     ----------

                            AMERITOR INVESTMENT FUND
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)
                                                                       Value
                                                       Shares         (Note 1)
                                                     ----------      ----------
COMMON STOCK -                           71.02%

Retail                                    4.94%
Family Dollar Stores                                        850          26,529
                                                                     ----------
             Total Retail                                                26,529
                                                                     ----------



Total Common Stock (Cost $412,020)                                      381,648
                                                                     ----------


INVESTMENT COMPANY                       28.98%          Par
Evergreen Money Market Treasury Institutional -      ----------
Money Market Fund Institutional Shares
  (Cost $155,763)                                       155,763         155,763
                                                                     ----------

Total Portfolio of Investments (Cost $567,783)                       $  537,411
                                                                     ==========

(a) Non-income producing security.

The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002
                                   (Unaudited)

Assets:
          Investments at value (Cost $567,783 ) (Note 1)           $    537,411
          Interest and dividend receivable                                  291
                                                                   ------------
                    Total Assets                                        537,702
                                                                   ------------

Liabilities:
          Accrued expenses                                               12,484
                                                                   ------------
                    Total Liabilities                                    12,484
                                                                   ------------

Net Assets                                                         $    525,218
                                                                   ============

Net assets consist of:
          Paid-in capital                                          $  2,242,360
          Unrealized depreciation of investments                        (30,372)
          Accumulated net investment loss                               (78,089)
          Accumulated net realized losses
             from security transactions                              (1,608,681)
                                                                   ------------
                                                                   $    525,218
                                                                   ============
Net asset value, offering price and redemption
   price per share ($525,218 divided by 1,397,986
   shares of no par value trust shares)                            $       0.38
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND
                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2002
                                   (Unaudited)

Investment Income:
          Dividends                                                $      1,438
          Interest                                                          941
                                                                   ------------
                    Total income                                                  $      2,379
                                                                                  ------------


Expenses:
          Investment advisory fee (Note 2)                                3,115
          Fund accounting & administrative fees (Note 2)                 33,275
          Insurance                                                       3,537
          Professional fees                                              12,758
          Shareholder servicing and recordkeeping fee                    14,948
          Custodian fees                                                  1,934
          Trustees' fees and expenses (Note 2)                            4,407
          Miscellaneous                                                   6,494
                                                                   ------------
                    Total expenses                                                      80,468
                                                                                  ------------

                          Net investment loss                                          (78,089)
                                                                                  ------------

Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 3):
          Net realized loss from investment transactions                              (115,391)
          Change in unrealized depreciation of investments                              45,785
                                                                                  ------------
          Net loss on investments                                                      (69,606)
                                                                                  ------------
          Net decrease in net assets resulting from operations                    $   (147,695)
                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the six months    For the year
                                                             ended December 31,   ended June 30,
                                                              2002 (Unaudited)         2002
                                                                ------------       ------------

Increase (decrease) in net assets from operations:
          Net investment loss                                   $    (78,089)      $   (183,576)
          Net realized loss from investment transactions            (115,391)        (1,493,290)
          Change in unrealized appreciation/depreciation
             of investments                                           45,785          1,256,489
                                                                ------------       ------------
          Net decrease in net assets resulting
             from operations                                        (147,695)          (420,377)
                                                                ------------       ------------

Decrease in net assets from trust share transactions(Note 3)         (18,620)           (19,061)
                                                                ------------       ------------
          Decrease in net assets                                    (166,315)          (439,438)

Net assets at beginning of period                                    691,533          1,130,971
                                                                ------------       ------------

Net assets at end of period, including accumulated
   net investment loss of $78,089 and $0                        $    525,218       $    691,533
                                                                ============       ============

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR INVESTMENT FUND
                              FINANCIAL HIGHLIGHTS

                                               For the six
                                              months ended
                                              December 31,                           For the years ended
                                               (Unaudited)                                   June 30
                                              ------------       ----------------------------------------------------------------
                                                  2002             2002          2001          2000          1999          1998
                                                --------         --------      --------      --------      --------      --------
Per Share Operating Performance:
    Net asset value, beginning of
        period                                  $   0.48         $   0.77      $   1.92      $   1.62      $   1.12      $   0.85
                                                --------         --------      --------      --------      --------      --------
    Net investment income (loss)                   (0.06)           (0.13)        (0.12)        (0.25)        (0.21)        (0.29)

    Net realized and unrealized gain
        (loss) on investments                      (0.04)           (0.16)        (1.03)         0.55          0.71          0.56
                                                --------         --------      --------      --------      --------      --------
    Total from investment operations               (0.10)           (0.29)        (1.15)         0.30          0.50          0.27

                                                --------         --------      --------      --------      --------      --------
Net asset value, end of period                  $   0.38         $   0.48      $   0.77      $   1.92      $   1.62      $   1.12
                                                ========         ========      ========      ========      ========      ========

Ratio/Supplemental Data:
     Total Return                                (20.83)%         (37.66)%      (59.83)%       18.36%        44.59%        32.46%
     Ratio of expenses to average net assets      27.38%(1)        21.57%         8.83%         9.95%        11.97%        14.54%
     Ratio of net investment income(loss)
         to average net assets                   (26.57)%(1)      (21.09)%       (8.47)%       (9.88)%      (11.46)%      (13.52)%
     Portfolio turnover                              99%             194%            1%           76%            0%           34%
     Net Assets, end of period (000's)          $    525         $    692      $  1,130      $  2,929      $  2,604      $  1,880

(1)  Annualized

    The accompanying notes are an integral part of the financial statements.

AMERITOR INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Investment Fund (the "FUND") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. INCOME TAXES - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2002, for Federal income tax purposes, the Fund had a capital loss carryforward of $1,159,227 to offset future realized gains which expires on June 30, 2010. As of June 30, 2002, there was a post-October capital loss deferral of $334,063, which will be recognized in the following tax year.

          As of June 30, 2002, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Accumulated net realized losses
                 from security transactions                        $ (1,493,290)
               Unrealized depreciation                                  (76,156)
                                                                   ------------
                                                                   $ (1,569,446)
                                                                   ============

     C. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     D. USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees fro the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,500 per month.

     Certain officers and trustees of the Fund are "AFFILIATED PERSONS" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)  TRUST SHARES

       The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                               FOR THE SIX
                               MONTH ENDED                FOR THE YEAR ENDED
                            DECEMBER 31, 2002               JUNE 30, 2001
                       --------------------------    --------------------------
                               (UNAUDITED)
                       --------------------------
                         SHARES          AMOUNT         SHARES          AMOUNT
                       -----------     ----------    -----------     ----------
Shares sold                     --     $       --             --     $       --
Shares redeemed            (44,046)       (18,620)       (32,985)       (19,061)
                       -----------     ----------    -----------     ----------
Net decrease               (44,046)    $  (18,620)       (32,985)    $  (19,061)
                       ===========     ==========    ===========     ==========

Shares outstanding
    Beginning of period  1,442,032                     1,475,017
                       -----------                   -----------
    End of period        1,397,986                     1,442,032
                       ===========                   ===========

(4)  PURCHASE AND SALE OF SECURITIES

     During the six months ended December 31, 2002, purchases and proceeds from sales of investment securities were $496,270 and $720,555, respectively. Net unrealized depreciation of investments aggregated $30,372, which relates to gross unrealized appreciation and gross unrealized depre-ciation of $5,485 and $35,857, respectively.

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(5)  TRUSTEES AND OFFICERS (UNAUDITED)

     The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------------------------------------------------------------------------------------------
           (1)                  (2)           (3)               (4)                (5)             (6)
-------------------------------------------------------------------------------------------------------------
Name                        Position(s)     Term of          Principal          Number of         Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
Age                            Fund        Length of        During Past       Fund Complex       Held by
                                          Time Served         5 Years          Overseen by       Trustee
                                                                                 Trustee
-------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
Richard P. Ellison         Non-Interested   3 Years        President and            2         Potomac Group
1410 Coventry Lane            Trustee        Served       Chief Executive                         Homes;
Alexandria, VA 22304                        Term is         Officer of                             Boat
Age 71                                      for Life         Intervest                           America
                                                          Financial Corp.
-------------------------------------------------------------------------------------------------------------
James I. Schwartz              Non-         1 Month      Retired President          2              None
1480 Pennfield Circle       Interested       Served        Capital City
#307                          Trustee       Term is       Savings & Loan
Silver Spring, MD                           for Life            And
20906                                                     Schwartz & Co.
Age 75
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS
-------------------------------------------------------------------------------------------------------------
Carole S. Kinney             Trustee,       3 Years       Chairman of the           2              None
8020 Thornley Court         Secretary,       served          Board of
Bethesda, MD 20817              and         Term is          Ameritor
Age 56                       Chairman       for life         Financial
                        of the Corporation
                               Fund                         Since 1998
-------------------------------------------------------------------------------------------------------------
Jerome Kinney                President      3 Years         Founder and                            None
8020 Thornley Court                          served         President,
Bethesda, MD 20817                           Term=1      Jerome F. Kinney
Age 72                                        year            Company
                                                            (builder);
                                                           President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation
-------------------------------------------------------------------------------------------------------------